Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years. In determining the “compensation actually paid” (“
CAP
”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

Year	Summary Compensation Total for PEO($) (1)	Compensation Actually Paid to PEO($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs($) (1)	Average Compensation Actually Paid to Non-PEO NEOs($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income($) (4)	Adjusted Operating Profit($) (4)
					Total Shareholder Return($) (3)	Peer Group Total Shareholder Return($) (3)

2025	18,311,719	102,015,794	2,462,002	6,115,522	871.48	189.10	1,332.8M	2,089.7M

2024	12,276,743	103,652,963	2,244,615	19,771,553	610.28	161.12	495.8M	1,551.6M

2023	6,183,174	49,586,394	2,973,889	16,527,970	257.70	129.40	460.2M	1,053.5M

2022	8,033,521	(6,564,566)	6,546,724	4,820,353	73.25	102.27	76.6M	439.2M

2021	5,180,837	13,610,394	1,798,692	4,039,817	133.80	126.45	119.6M	471M

(1)
The dollar amounts reported in these columns are, respectively, (x) the amounts of total compensation reported for our Principal Executive Officer (“
PEO
”) and (y) the average of the amounts reported for the Company’s non-PEO
named executive officers (“
Non-PEO
NEOs
”) as a group, in each case as set forth in the “Total” column of the Summary Compensation Table for each applicable year. Our PEO was Mr. Albertazzi for 2025, 2024 and 2023 and Rob Johnson for each of 2022 and 2021. For purposes of calculating the average amounts in each applicable year, the names of each of the Non-PEO NEOs
are as follows: Giordano Albertazzi (2022), Craig Chamberlin (2025), Scott Armul (2025), David Fallon (2025, 2024, 2023, 2022, 2021), Stephen Liang (2023, 2022, 2021), Anand Sanghi (2025, 2024, 2023), Anders Karlborg (2024, 2023), Phil Doherty (2022), Stephanie Gill (2025, 2024, 2021), and Jason Forcier (2021).

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” in the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth below were made to the total compensation for each year to determine the compensation actually paid. Adjusted fair values have been determined using, as applicable, updated stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Fiscal Year 2025	PEO($)	Non-PEO NEOs($)

Total from Summary Compensation Table	18,311,719	2,462,002

- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	13,040,000	1,078,106

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (Including Dividend Equivalents)	39,212,000	2,147,247

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)	29,538,445	2,057,507

- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year	—	—

+ Fair Value at Vesting Date of Option Awards and Stock Awards Grants and Vested During the Fiscal Year	—	280,500

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,913,630	(1,909,840)

Compensation Actually Paid	102,015,794	6,115,522

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Peer group TSR shown in the table was based on the index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.
If we used the Compensation Peer Group (with the list of companies provided in the “
Compensation Discussion and Analysis
” above), the peer group weighted TSR for the measurement periods shown in the table would have been 224.6, 158.6, 138.1, 112.6 and 141.5 at the end of 2025, 2024, 2023, 2022 and 2021, respectively.

(4)
Dollar amounts reported represent (i) the amount of net income reflected in the Company’s audited financial statements for the applicable year and (ii) the amount of adjusted operating profit (
“AOP
”), which is
a non-GAAP measure
we used under the VIP for 2025. For an explanation and reconciliation of AOP, please see Annex A.

Company Selected Measure Name	adjusted operating profit (“AOP”)
Peer Group Issuers, Footnote	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Peer group TSR shown in the table was based on the index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.
If we used the Compensation Peer Group (with the list of companies provided in the “
Compensation Discussion and Analysis
	” above), the peer group weighted TSR for the measurement periods shown in the table would have been 224.6, 158.6, 138.1, 112.6 and 141.5 at the end of 2025, 2024, 2023, 2022 and 2021, respectively.
PEO Total Compensation Amount	$ 18,311,719	$ 12,276,743	$ 6,183,174	$ 8,033,521	$ 5,180,837
PEO Actually Paid Compensation Amount	$ 102,015,794	103,652,963	49,586,394	(6,564,566)	13,610,394
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” in the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth below were made to the total compensation for each year to determine the compensation actually paid. Adjusted fair values have been determined using, as applicable, updated stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Fiscal Year 2025	PEO($)	Non-PEO NEOs($)

Total from Summary Compensation Table	18,311,719	2,462,002

- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	13,040,000	1,078,106

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (Including Dividend Equivalents)	39,212,000	2,147,247

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)	29,538,445	2,057,507

- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year	—	—

+ Fair Value at Vesting Date of Option Awards and Stock Awards Grants and Vested During the Fiscal Year	—	280,500

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,913,630	(1,909,840)

Compensation Actually Paid	102,015,794	6,115,522

Non-PEO NEO Average Total Compensation Amount	$ 2,462,002	2,244,615	2,973,889	6,546,724	1,798,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,115,522	19,771,553	16,527,970	4,820,353	4,039,817
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” in the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth below were made to the total compensation for each year to determine the compensation actually paid. Adjusted fair values have been determined using, as applicable, updated stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Fiscal Year 2025	PEO($)	Non-PEO NEOs($)

Total from Summary Compensation Table	18,311,719	2,462,002

- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	13,040,000	1,078,106

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (Including Dividend Equivalents)	39,212,000	2,147,247

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)	29,538,445	2,057,507

- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year	—	—

+ Fair Value at Vesting Date of Option Awards and Stock Awards Grants and Vested During the Fiscal Year	—	280,500

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,913,630	(1,909,840)

Compensation Actually Paid	102,015,794	6,115,522

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures.
Listed below are the financial
and non-financial performance
measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for 2025, to Company performance.

Measure	How We Used the Measure

Adjusted Operating Profit (AOP)	Metric in VIP and Strategic Performance Awards

Adjusted Free Cash Flow	Metric in VIP

Stock Price	Used to determine exercise price of stock options and ultimate realized value of all equity awards

Total Shareholder Return Amount	$ 871.48	610.28	257.7	73.25	133.8
Peer Group Total Shareholder Return Amount	189.1	161.12	129.4	102.27	126.45
Net Income (Loss)	$ 1,332,800,000	$ 495,800,000	$ 460,200,000	$ 76,600,000	$ 119,600,000
Company Selected Measure Amount	2,089,700,000	1,551,600,000	1,053,500,000	439,200,000	471,000,000
PEO Name	Mr. Albertazzi	Mr. Albertazzi	Mr. Albertazzi	Rob Johnson	Rob Johnson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit (AOP)
Non-GAAP Measure Description	Dollar amounts reported represent (i) the amount of net income reflected in the Company’s audited financial statements for the applicable year and (ii) the amount of adjusted operating profit (
“AOP
”), which is
a non-GAAP measure
	we used under the VIP for 2025. For an explanation and reconciliation of AOP, please see Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,040,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,212,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,538,445
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,913,630
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,078,106
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,147,247
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,057,507
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,909,840)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0